Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Maximum percentage of annual pre-tax earnings employees may contribute to 401(k)	15.00%
Employer matching contribution	50.00%
Contributions made by participants for which the company makes matching contribution	6.00%
Contribution expense	$ 79,656	$ 76,231